AXP (SM)
                                                                       Selective
                                                                            Fund
                                                          1999 SEMIANNUAL REPORT

American Express(R) Funds

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AXP  Selective  Fund  seeks to  provide  shareholders  with  current  income and preservation of capital by investing in investment-grade bonds.

A Quest for
Quality
Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, AXPSelective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

Contents


From the Chairman                         3
From the Portfolio Manager                4
Fund Facts                                5
The 10 Largest Holdings                   6
Financial Statements (Fund)               7
Notes to Financial Statements (Fund)     10
Financial Statements (Portfolio)         16
Notes to Financial Statements (Portfolio)19
Investments in Securities                24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chariman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,

Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager
The U.S. bond market struggled for much of the past six months, as concern about potentially higher inflation led to a rise in interest rates. AXP Selective Fund did manage to finish in positive territory, however; its Class A shares produced a total return (excluding the sales charge) of 0.13% for the first half of the fiscal year -- June through November 1999.

With the economy continuing to grow at a rapid rate, unemployment at a low level and the price of oil more than doubling in a matter of months, the unwelcome specter of higher inflation made bond investors uneasy throughout most of the period. Evidently, the Federal Reserve Board (the Fed) saw some threat to the still-tame inflation environment, too, as it raised short-term interest rates three times over the six months -- in June, August and November -- in an effort to cool off the economy and, ultimately, relieve whatever upward pressure might have been building under consumer prices.

RATES UP, BONDS DOWN
The end result was that interest rates across the maturity range crept higher, pushing down bond prices in the process. Compounding the situation was a heavy supply of corporate bonds, which further eroded the foundation under prices. Fortunately, during the autumn interest rates leveled off, creating a better tone in the market and enabling prices to generally hold their ground.

Given the difficult environment, I maintained a defensive structure in the portfolio. This centered on reducing the duration to provide some protection against rising interest rates. (Duration, a function of the average maturity of the securities in the portfolio, influences the Fund's sensitivity to interest-rate changes. In general, the longer the duration, the greater the sensitivity.) In addition, I held a higher-than-normal level of cash reserves.

Looking at bond sectors, the biggest area of investment was high-grade corporate bonds, followed by U.S. Treasury and mortgage-backed securities. Among that group, on a relative basis corporates and mortgages provided the best performance for the Fund. I also held some foreign bonds denominated in U.S. dollars. While they amounted to a modest portion of the portfolio, their strong price gains did have a noticeably positive effect on performance.

Although the first half of the fiscal year was disappointing on an absolute basis, I'm encouraged that the bond market held up as well as it did given the conditions and that inflation has yet to show clear signs of heading higher. Looking ahead, while the Fed could raise short-term interest rates somewhat higher over the near term, I think longer-term rates may be relatively stable and perhaps even decline before the fiscal year is over. If so, the bond market and, ultimately, the Fund are likely to experience improving performance.

Ray Goodner

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                       $ 8.70
May 31, 1999                                                        $ 8.96
Decrease                                                            $ 0.26

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                         $ 0.26
From capital gains                                                  $  --
Total distributions                                                 $ 0.26
Total return*                                                       +0.13%**
Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                       $ 8.70
May 31, 1999                                                        $ 8.96
Decrease                                                            $ 0.26

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                         $ 0.23
From capital gains                                                  $  --
Total distributions                                                 $ 0.23
Total return*                                                       -0.26%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                       $ 8.70
May 31, 1999                                                        $ 8.96
Decrease                                                            $ 0.26

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                         $ 0.27
From capital g                                                      $  --
Total distribu                                                      $ 0.27
Total return*                                                       +0.19%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The 10 Largest Holdings

                                      Percent                     Value
                                (of net assets)         (as of Nov. 30, 1999)
Daimler-Benz North America
 7.38% 2006                             1.29%                 $18,995,702

Dayton Hudson
 7.88% 2023                             1.21                   17,840,827

New York Telephone
 9.38% 2031                             1.01                   14,852,142

PDV America
 7.88% 2003                             1.01                   14,766,831

Greenpoint Bank
 6.70% 2002                             1.00                   14,727,000

ARAMARK Services
 6.75% 2004                              .98                   14,444,925

AT&T
 8.63% 2031                              .98                   14,427,283

GMAC
 7.00% 2000                              .97                   14,333,915

Bayerische Landesbank
 5.63% 2001                              .92                   13,586,092

AETNA Services
 6.38% 2003                              .90                   13,243,507

Excludes U.S. Treasury and government agencies holdings.

For further detail about these holdings,  please refer to   the   section
entitled "Investments in Securities."

The 10 holdings listed here
make up 10.27% of net assets

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

Financial Statements

Statement of assets and liabilities
AXP Selective Fund, Inc.

Nov. 30, 1999 (Unaudited)

Assets
Investments in Quality Income Portfolio (Note 1)                             $1,467,934,442
                                                                             --------------

Liabilities
Dividends payable to shareholders                                                 1,948,374
Accrued distribution fee                                                             13,116
Accrued service fee                                                                     479
Accrued transfer agency fee                                                           6,870
Accrued administrative services fee                                                   1,951
Other accrued expenses                                                              197,991
                                                                                    -------
Total liabilities                                                                 2,168,781
                                                                                  ---------
Net assets applicable to outstanding capital stock                           $1,465,765,661
                                                                             ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                      $    1,683,944
Additional paid-in capital                                                    1,476,244,862
Undistributed net investment income                                                 256,730
Accumulated net realized gain (loss)                                             18,820,641
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                  (31,240,516)
                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock     $1,465,765,661
                                                                             ==============
Net assets applicable to outstanding shares:    Class A                      $1,085,897,135
                                                Class B                      $  205,762,175
                                                Class Y                      $  174,106,351
Net asset value per share of outstanding capital stock:
                                                Class A shares  124,745,004  $         8.70
                                                Class B shares   23,638,433  $         8.70
                                                Class Y shares   20,011,012  $         8.70
                                                                 ----------  --------------
See accompanying notes to financial statements.

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

Statement of operations
AXP Selective Fund, Inc.
Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                 $     403,551
Interest                                                                     52,815,799
   Less foreign taxes withheld                                                  (16,190)
                                                                                -------
Total income                                                                 53,203,160
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Quality Income Portfolio                              4,013,282
Distribution fee
   Class A                                                                    1,171,573
   Class B                                                                    1,015,758
Transfer agency fee                                                             920,522
Incremental transfer agency fee
   Class A                                                                       62,470
   Class B                                                                       20,729
Service fee
   Class A                                                                      169,670
   Class B                                                                       31,818
   Class Y                                                                       94,785
Administrative services fees and expenses                                       377,345
Compensation of board members                                                     4,445
Printing and postage                                                             60,243
Registration fees                                                                50,333
Audit fees                                                                        5,125
Other                                                                             2,992
                                                                                  -----
Total expenses                                                                8,001,090
   Earnings credits on cash balances (Note 2)                                   (28,452)
                                                                                -------
Total net expenses                                                            7,972,638
                                                                              ---------
Investment income (loss) -- net                                               45,230,522
                                                                              ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                     (7,667,137)
   Financial futures contracts                                                4,799,422
   Foreign currency transactions                                                (49,325)
                                                                                -------
Net realized gain (loss) on investments                                      (2,917,040)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies              (40,702,883)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (43,619,923)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations           $   1,610,599
                                                                          =============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Selective Fund, Inc.
                                                                        Nov. 30, 1999      May 31, 1999
                                                                       Six months ended     Year ended
                                                                         (Unaudited)

Operations and distributions
Investment income (loss)-- net                                         $    45,230,522   $    93,661,839
Net realized gain (loss) on investments                                     (2,917,040)       41,649,023
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (40,702,883)      (78,138,561)
                                                                           -----------       -----------
Net  increase  (decrease)  in  net  assets  resulting  from  operations      1,610,599        57,172,301
                                                                             ---------        ----------

Distributions to shareholders from:
   Net investment income
      Class A                                                              (34,381,212)      (70,803,729)
      Class B                                                               (5,568,298)       (9,096,813)
      Class Y                                                               (5,815,930)      (13,407,056)
   Net realized gain
      Class A                                                                     --          (9,639,607)
      Class B                                                                     --          (1,455,785)
      Class Y                                                                     --          (1,906,262)
                                                                            -----------     -------------
Total distributions                                                        (45,765,440)     (106,309,252)
                                                                            -----------      ------------

 Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                  54,444,592       164,324,490
   Class B shares                                                           39,156,864       106,562,827
   Class Y shares                                                           22,493,630       103,567,821
Reinvestment of distributions at net asset value
   Class A shares                                                           24,283,867        60,263,276
   Class B shares                                                            4,748,897         9,546,709
   Class Y shares                                                            5,606,450        15,313,318
Payments for redemptions
   Class A shares                                                         (130,578,432)     (249,392,529)
   Class B shares (Note 2)                                                 (42,467,577)      (52,552,712)
   Class Y shares                                                          (44,364,330)     (137,564,985)
                                                                           -----------      ------------
Increase (decrease) in net assets from capital share transactions          (66,676,039)       20,068,215
                                                                           -----------        ----------
Total increase (decrease) in net assets                                   (110,830,880)      (29,068,736)
Net assets at beginning of period                                        1,576,596,541     1,605,665,277
                                                                         -------------     -------------
Net assets at end of period                                             $1,465,765,661    $1,576,596,541
                                                                        ==============    ==============

Undistributed net investment income                                     $      256,730    $      791,648
                                                                        --------------    --------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Selective Fund, Inc.
(Unaudited as to Nov. 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio
The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 1999 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Annual dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distibution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales charges received by the Distributor for distributing Fund shares were $984,931 for Class A and $136,360 for Class B for the six months ended Nov. 30, 1999.

During the six months ended Nov. 30, 1999, the Fund's transfer agency fees were reduced by $28,452 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended Nov. 30, 1999
                                        Class A         Class B        Class Y
Sold                                   6,194,114       4,447,921      2,556,735
Issued for reinvested distributions    2,764,911         540,829        638,869
Redeemed                             (14,857,234)     (4,828,950)    (5,036,425)
                                     -----------      ----------     ----------
Net increase (decrease)               (5,898,209)        159,800     (1,840,821)

                                                 Year ended May 31, 1999
                                        Class A        Class B         Class Y
Sold                                  17,815,988      11,571,189     11,212,661
Issued for reinvested distributions    6,549,613       1,038,289      1,668,598
Redeemed                             (27,089,924)     (5,713,123)   (14,984,989)
                                     -----------      ----------    -----------
Net increase (decrease)               (2,724,323)      6,896,355     (2,103,730)

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 1999.

5. FIANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,
Per share income and capital changesa

                                                                   Class A

                                                1999b      1999      1998      1997     1996c

Net asset value, beginning of period             $8.96     $9.23     $9.00    $9.00     $9.53

Income from investment operations:

Net investment income (loss)                       .26       .54       .57      .59       .33

Net gains (losses) (both realized and unrealized) (.26)     (.20)      .31      .12      (.52)

Total from investment operations                    --       .34       .88      .71      (.19)

Less distributions:

Dividends from net investment income              (.26)     (.54)     (.58)    (.58)     (.31)

Distributions from realized gains                   --      (.07)     (.07)    (.13)     (.03)

Total distributions                               (.26)     (.61)     (.65)    (.71)     (.34)

Net asset value, end of period                   $8.70     $8.96     $9.23    $9.00     $9.00

 Ratios/supplemental data

Net assets, end of period (in millions)         $1,086    $1,170    $1,231   $1,286    $1,408

Ratio of expenses to average daily net assetsd     .95%e     .89%      .86%     .88%      .89%e

Ratio of net investment income (loss)
to average daily net assets                       5.93%e    5.85%     6.20%    6.36%     6.27%e

Portfolio turnover rate
(excluding short-term securities)                   28%       30%       20%      31%       18%

Total returnf                                      .13%     3.68%    10.15%    8.08%    (2.03%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Fiscal period ended May 31,
Per share income and capital changesa

                                                           Class B                              Class Y
                                            1999b    1999   1998   1997  1996c      1999b   1999   1998    1997    1996c

Net asset value,  beginning of period       $8.96   $9.23  $9.00 $9.00   $9.53     $8.96  $9.23  $9.00   $9.00    $9.53

Income from investment operations:

Net investment  income (loss)                 .22     .47    .50   .52     .30       .26    .55    .58     .60      .34

Net gains (losses)
(both  realized and unrealized)              (.25)   (.20)   .31   .12    (.52)     (.25)  (.20)   .31     .12     (.52)

Total from investment  operations            (.03)    .27    .81   .64    (.22)      .01    .35    .89     .72     (.18)

Less distributions:

Dividends from net  investment income        (.23)   (.47)  (.51) (.51)   (.28)     (.27)  (.55)  (.59)   (.59)    (.32)

Distributions from realized gains              --    (.07)  (.07) (.13)   (.03)      --    (.07)  (.07)   (.13)    (.03)

Total distributions                          (.23)   (.54)  (.58) (.64)   (.31)     (.27)  (.62)  (.66)   (.72)    (.35)

Net asset value, end  of period             $8.70   $8.96  $9.23 $9.00   $9.00     $8.70  $8.96  $9.23   $9.00    $9.00

 Ratios/supplemental data

Net assets, end of period
 (in millions)                               $206    $210   $153  $126    $108      $174   $196   $221    $202     $212

Ratio of expenses to average daily
net assetsd                                  1.71%e  1.65%  1.62% 1.64%   1.63%e     .80%e  .81%   .79%    .72%     .70%e

Ratio of net investment
 income (loss) to average
 daily net assets                            5.18%e  5.10%  5.44% 6.40%   5.56%e    6.07%e 5.93%  6.27%   7.02%    6.51%e


Portfolio turnover rate
 (excluding short-term  securities)            28%     30%    20%   31%     18%       28%    30%    20%     31%      18%

Total returnf                                (.26%)  2.89%  9.32% 7.26%  (2.04%)     .19%  3.77%  10.21%  8.27%   (1.96%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

Nov. 30, 1999 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
   (identified cost $1,517,888,430)                              $1,483,658,035
Dividends and accrued interest receivable                            20,649,069
Receivable for investment securities sold                                12,979
                                                                         ------
Total assets                                                      1,504,320,083

 Liabilities
Disbursements in excess of cash on demand deposit                        43,646
Payable for investment securities purchased                          35,572,815
Accrued investment management services fee                               20,669
Other accrued expenses                                                    2,568
                                                                          -----
Total liabilities                                                    35,639,698
                                                                     ----------
Net assets                                                       $1,468,680,385
                                                                 ==============

See accompanying notes to financial statements.

Statement of operations
Quality Income Portfolio

Six months ended Nov. 30, 1999 (Unaudited)

 Investment income
Income:
Dividends                                                                 $     403,750
Interest                                                                     52,852,579
   Less foreign taxes withheld                                                  (16,198)
                                                                                -------
Total income                                                                 53,240,131
                                                                             ----------

Expenses (Note 2):
Investment management services fee                                            3,972,412
Compensation of board members                                                     5,578
Custodian fees                                                                   32,698
Audit fees                                                                       15,375
Other                                                                                39
                                                                                     --
Total expenses                                                                4,026,102
   Earnings credits on cash balances (Note 2)                                   (10,828)
                                           -                                    -------
Total net expenses                                                            4,015,274
                                                                              ---------
Investment income (loss) -- net                                              49,224,857
                                                                             ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                            (7,674,206)
   Financial future contracts                                                 4,801,845
   Foreign currency transactions                                                (49,365)
                                                                                -------
Net realized gain (loss) on investments                                      (2,921,726)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (40,719,315)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (43,641,041)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations           $   5,583,816
                                                                          =============

See   accompanying   notes  to   financial   statements.

Statements of changes in net assets
Quality Income Portfolio
                                                                      Nov. 30, 1999         May 31, 1999
                                                                     Six months ended         Year ended
                                                                        (Unaudited)

 Operations
Investment income (loss)-- net                                      $     49,224,857        $  100,906,199
Net realized gain (loss) on investments                                   (2,921,726)           41,663,256
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies
                                                                         (40,719,315)          (78,170,119)
                                                                         -----------           -----------
Net increase (decrease) in net assets resulting from operations            5,583,816            64,399,336
Net contributions (withdrawals) from partners                           (114,741,991)          (93,477,216)
                                                                        ------------           -----------
Total increase (decrease) in net assets                                 (109,158,175)          (29,077,880)
Net assets at beginning of period                                      1,577,838,560         1,606,916,440
                                                                       -------------         -------------
Net assets at end of period                                           $1,468,680,385        $1,577,838,560
                                                                      ==============        ==============

See accompanying notes to financial statements.

Notes to Financial Statements
Quality Income Portfolio (Unaudited as to Nov. 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross net assets the same as owned securities. The Porfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Porfolio had entered into outstanding when-issued or forward-commitments of $35,194,690.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually. Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $10,828 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $400,663,415 and $449,777,855, respectively, for the six months ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 28%. Realized gains and losses are determined on an identified cost basis.


4. INTEREST RATE FUTURES CONTRACTS As of Nov. 30, 1999, investment is securities included securities valued at $13,078,753 that were pledged as collateral to cover initial margin deposit on 1,100 open sales contracts. The market value of the open sales contracts as of Nov. 30, 1999, was $102,368,750 with a net unrealized loss of $579,994. See "Summary of significant accounting policies."

Investments in Securities
Quality Income Portfolio
 Nov. 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (92.1%)
Issuer                                        Coupon         Principal        Value(a)
                                               rate            amount

Government obligations (29.8%)
Federal Republic of Germany
   (European Monetary Unit)
      07-04-27                                 6.50%      10,000,000(b)     $10,975,022
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99       10,000,000          9,980,100
People's Republic of China
   (U.S. Dollar)
      01-15-96                                 9.00       10,000,000(b)       9,501,890
Resolution Funding Corp
   Zero Coupon
      04-15-16                                 8.05       47,000,000(c)      15,454,987
U.S. Treasury
      02-15-00                                 5.88       25,000,000         25,023,658
      08-15-00                                 6.00       11,400,000         11,421,410
      11-15-01                                 7.50      109,000,000        111,950,706
      02-15-04                                 5.88        8,000,000          7,947,834
      05-15-04                                 7.25       25,000,000         26,046,823
      08-15-04                                 7.25       26,800,000         27,963,278
      05-15-06                                 6.88       31,150,000         32,170,047
      11-15-16                                 7.50      128,370,000(i)     139,909,962
   TIPS
      01-15-07                                 3.38        8,050,000(h)       8,135,047
Total                                                                       436,480,764

Mortgage-backed securities (20.8%)
Federal Home Loan Mtge Corp
      07-01-16                                 8.00              418                425
      01-01-17                                 8.00            3,390              3,460
      03-01-17                                 8.50           83,317             86,051
      06-01-17                                 8.50           52,758             54,687
      04-01-20                                 9.00        1,001,484          1,049,675
      04-01-21                                 9.00          825,123            868,442
      03-01-22                                 8.50        1,819,174          1,883,409
      08-01-22                                 8.50        1,800,670          1,863,135
      06-01-24                                 7.50        7,717,037          7,721,822
      02-01-25                                 8.00        3,148,607          3,199,771
   Collateralized Mtge Obligation
      09-01-19                                 8.50           83,091             85,973
Federal Housing Admin
      01-01-24                                 7.43        8,634,693          8,453,904
Federal Natl Mtge Assn
      11-01-02                                10.00               76                 78
      06-15-09                                 6.38       33,000,000         32,017,589
      04-01-14                                 6.50       17,803,989         17,420,898
      12-01-14                                 6.50       15,000,000(j)      14,657,813
      10-01-23                                 6.50        7,815,623          7,522,537
      11-01-26                                 8.00        5,442,542          5,519,064
      04-01-27                                 7.50        6,963,339          6,943,772
      06-01-27                                 7.50        7,591,929          7,570,596
      07-01-27                                 8.00        6,081,754          6,165,980
      01-01-28                                 6.50        2,842,712          2,713,028
      05-01-28                                 6.50       17,344,667         16,553,403
      12-01-28                                 6.50       18,502,372         17,658,294
      02-01-29                                 6.50       19,057,401         18,188,003
      03-01-29                                 6.00        4,000,001          3,707,521
      03-01-29                                 6.50       14,528,809         13,853,407
      05-01-29                                 6.00        1,000,001            926,881
      06-01-29                                 7.00       20,864,049         20,407,647
      07-01-29                                 6.00       15,000,001         13,903,201
      11-01-29                                 7.00       20,000,000         19,537,600
      12-01-29                                 7.00       20,800,000(j)      20,293,000
   Collateralized Mtge Obligation
      10-25-19                                 8.50        1,448,659          1,509,657
   Principal Only
      01-25-20                                 9.89           83,141(f)          82,490
      09-01-18                                 9.50          431,103(f)         356,028
   Trust Series Z
      02-25-24                                 6.00       23,863,884(g)      20,141,595

Govt Natl Mtge Assn
      05-15-26                                 7.50       10,664,986         10,638,324
Prudential Bache
   Collateralized Mtge Obligation
      04-01-19                                 7.97        1,985,282          2,016,376
Total                                                                       305,575,536

Automotive & related (2.8%)
Daimler-Benz North America
   Company Guaranty Medium-term Nts Series A
      09-15-06                                 7.38       18,745,000         18,995,702
General Motors
      05-15-03                                 8.88        7,050,000          7,430,943
GMAC
   Medium-term Nts
      03-01-00                                 7.00       14,300,000         14,333,915
Total                                                                        40,760,560

Banks and savings & loans (6.9%)
ABN-Amro Bank
   (U.S. Dollar) Sub Nts Series B
      05-15-23                                 7.75       12,000,000(b)      11,833,547
Banco General
   (U.S. Dollar)
      08-01-02                                 7.70        6,400,000(b,d)     6,029,583
Bayerische Landesbank
   (U.S. Dollar) Deposit Nts
      02-26-01                                 5.63       13,750,000(b)      13,586,092
Cullen/Frost Capital
   Series A
      02-01-27                                 8.42       10,000,000          9,583,050
Firstar Capital
   Company Guaranty Series B
      12-15-26                                 8.32        5,900,000          5,580,334
Greenpoint Bank
   Sr Nts
      07-15-02                                 6.70       15,000,000         14,727,000
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00        9,350,000(k)       8,226,691
NationsBank
   Sub Nts
      11-01-01                                 9.25        8,950,000          9,321,231
NCNB
   Sub Nts
      10-15-01                                 9.13       10,000,000         10,385,563
Sanwa Finance Aruba
   (U.S. Dollar)
      07-15-09                                 8.35       12,000,000(b)      12,260,196
Total                                                                       101,533,287

Building materials & construction (0.3%)
Foster Wheeler
      11-15-05                                 6.75        5,850,000          4,830,795

Chemicals (1.5%)
Dow Chemical
      01-15-09                                 5.97       12,755,000         11,672,113
USA Waste Services
   Sr Nts
      10-01-07                                 7.13       11,900,000          9,945,463
Total                                                                        21,617,576

Communications equipment & services (0.6%)
Telekom Malaysia
   (U.S. Dollar)
      08-01-25                                 7.88       10,000,000(b,d)     9,081,038

Electronics (0.6%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       10,800,000(b,d)     8,669,430

Energy (3.2%)
PDV America
   Sr Nts
      08-01-03                                 7.88       16,500,000         14,766,831
Phillips Petroleum
      03-15-28                                 7.13       12,000,000         10,646,288
Texaco Capital
   Gtd Deb
      03-01-43                                 7.50       12,000,000         11,245,688
USX-Marathon Group
      05-15-22                                 9.38        9,200,000          9,732,054
Total                                                                        46,390,861

Financial services (2.4%)
KFW Intl Finance
   (U.S. Dollar) Medium-term Nts
      12-15-99                                 8.50       10,000,000(b)      10,010,526
Marlin Water Trust
   Sr Nts
      12-15-01                                 7.09        8,300,000          8,171,051
Railcar Leasing
   (U.S. Dollar)
      01-15-13                                 7.13       12,150,000(b,d)    12,189,832
Salomon
   Sr Nts
      05-15-00                                 7.75        5,000,000          5,041,600
Total                                                                        35,413,009

Health care (0.8%)
Lilly (Eli)
      01-01-36                                 6.77       13,300,000         12,095,255

Health care services (2.3%)
AETNA Services
      08-15-03                                 6.38       13,650,000         13,243,507
HEALTHSOUTH
   Sr Nts
      06-15-08                                 7.00       15,000,000         12,505,245
Service Corp Intl
      03-15-08                                 6.50       11,550,000          8,704,738
Total                                                                        34,453,490

Industrial equipment & services (1.7%)
ARAMARK Services
      08-01-04                                 6.75       15,000,000         14,444,925
Deere & Co
      06-15-19                                 8.95       10,000,000         10,562,649
Total                                                                        25,007,574

Insurance (4.4%)
Arkwright CSN Trust
      08-15-26                                 9.63       11,000,000(d)      11,347,576
Conseco
   Medium-term Nts Series B
      06-21-01                                 7.60       10,000,000          9,919,298
Conseco Financing Trust
   Company Guaranty
      11-15-26                                 8.70        6,600,000          5,886,558
Nationwide CSN Trust
      02-15-25                                 9.88       11,500,000(d)      12,229,619
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       15,000,000         12,945,266
SunAmerica
      08-01-08                                 9.95       11,000,000         12,977,359
Total                                                                        65,305,676

Media (0.8%)
Cox Enterprises
      06-14-02                                 6.63       12,000,000(d)      11,839,822

Metals (0.7%)
Alcan Aluminum
   (U.S. Dollar)
      01-15-22                                 8.88        9,600,000(b)      10,152,640

Miscellaneous (0.1%)
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                                 8.48        1,443,645(b,d)     1,313,307

Paper & packaging (0.8%)
Caraustar Inds
      06-01-09                                 7.38       11,775,000         11,216,884

Retail (1.8%)
Dayton Hudson
      06-15-23                                 7.88       18,850,000         17,840,827
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        9,282,557(d)       9,111,016
Total
                                                                             26,951,843
Transportation (1.4%)
Burlington Northern Santa Fe
      12-15-25                                 7.00       10,000,000          9,072,859
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,349,000
Zhuhai Highway
   (U.S. Dollar) Sr Nts
      07-01-06                                 9.13        2,850,000(b,d)     1,781,250
Total                                                                        20,203,109

Utilities -- electric (3.9%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        9,000,000          8,983,747
Commonwealth Edison
   1st Mtge Series 90
      04-15-00                                 6.50        9,000,000          8,995,910
Edison Mission Energy
   Sr Nts
      06-15-09                                 7.73        8,600,000(d)       8,575,086
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-26                                 7.88        9,000,000(b,d)     8,229,600
Korea Electric Power
   (U.S. Dollar) Zero Coupon
      04-01-16                                10.07       35,000,000(b,e)     5,296,127
Salton Sea Funding
   Series C
      05-30-10                                 7.84       10,000,000          9,887,697
Wisconsin Electric Power
      12-01-95                                 6.88        8,000,000          7,006,924
Total                                                                        56,975,091

Utilities -- gas (0.6%)
El Paso Energy
   Sr Nts Series B
      07-15-01                                 6.63        8,675,000          8,596,752
Utilities -- telephone (3.9%)
AT&T
      01-15-25                                 8.35        5,000,000          5,088,100
      12-01-31                                 8.63       14,000,000         14,427,283
GTE Florida
      02-01-28                                 6.86       12,450,000         11,384,380
New York Telephone
      07-15-31                                 9.38       14,000,000         14,852,142
U S West Capital Funding
   Company Guaranty
      08-15-01                                 6.88       12,000,000(d)      11,980,320
Total                                                                        57,732,225

Total bonds
(Cost: $1,386,741,745)                                                   $1,352,196,524

 Preferred stock (0.6%)
Issuer                                                        Shares         Values (a)
Salomon Income Financing Trust
   2.38%                                                     340,000         $8,861,420

Total preferred stock
(Cost: $8,500,000)                                                           $8,861,420

 Short-term securities (8.2%)
Issuer                                       Annualized          Amount         Value(a)
                                           yield on date       payable at
                                            of purchase         maturity

U.S. government agencies (7.4%)
Federal Home Loan Mtge Corp Disc Nts
      12-16-99                                 5.26%          $10,500,000        $10,474,244
      01-10-00                                 5.60             2,200,000          2,185,092
      01-12-00                                 5.52            14,100,000         14,007,707
      02-11-00                                 5.63               900,000            889,014
Federal Natl Mtge Assn Disc Nts
      12-02-99                                 5.24            24,700,000         24,692,439
      12-15-99                                 5.26            22,200,000         22,149,770
      12-17-99                                 5.26            10,900,000         10,871,134
      02-04-00                                 5.60            23,900,000         23,636,224
Total                                                                            108,905,624

Commercial paper (0.9%)
Ford Motor Credit
      12-14-99                                 5.31%           $1,000,000           $997,939
Merrill Lynch
      01-26-00                                 5.99             5,600,000          5,547,066
Northern States Power
      12-07-99                                 5.32             1,100,000          1,098,864
Petrofina (Delaware)
      01-18-00                                 6.03             6,100,000          6,050,598
Total                                                                             13,694,467


Total short-term securities
(Cost: $122,646,685)                                                            $122,600,091

Total investments in securities
(Cost: $1,517,888,430)(l)                                                     $1,483,658,035

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1999, the value of foreign securities represented 8.91% of net assets.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(g) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(h) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                            Notional amount

Sale contracts U.S. Treasury Bonds, March 2000                 $110,000,000

(j) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $35,194,690.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1999.

(l) At Nov. 30, 1999, the cost of securities for federal income tax purposes was approximately $1,517,888,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $13,197,000
Unrealized depreciation                                         (47,427,000)
                                                                -----------
Net unrealized depreciation                                    $(34,230,000)

American
  Express
Funds

AXP Selective Fund
IDS Tower 10
Minneapolis, MN 55440-0010

Ticker Symbol
Class A INSEX       Class B ISEBX        Class Y IDEYX


                         PRSRT STD AUTO
                          U.S. POSTAGE
                              PAID
                           SPENCER, IA
                          PERMIT NO. 85
S-6385 N (1/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.